UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7162

Salomon Brothers High Income Fund Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

ITEM 1.        SCHEDULE OF INVESTMENTS

SALOMON BROTHERS HIGH INCOME FUND INC.

     FORM N-Q
MARCH 31, 2006

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 81.2%
Aerospace & Defense — 1.3%
$ 150,000	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	$155,250
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	259,375
	Sequa Corp., Senior Notes:
200,000	9.000% due 8/1/09	215,000
100,000	Series B, 8.875% due 4/1/08	104,750

	Total Aerospace & Defense	734,375

Airlines — 0.4%
100,000	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C,
	7.800% due 10/1/06	100,361
	Continental Airlines Inc., Pass-Through Certificates:
23,093	Series 1998-1, Class C, 6.541% due 3/15/08	21,764
98,882	Series 2000-2, Class C, 8.312% due 4/2/11	95,075

	Total Airlines	217,200

Auto Components — 0.7%
100,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750%
	due 11/1/13	88,000
100,000	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due
	7/15/13	111,500
50,000	TRW Automotive Inc., Senior Subordinated Notes, 11.000% due 2/15/13	56,125
135,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	112,050

	Total Auto Components	367,675

Automobiles — 2.6%
	Ford Motor Co.:
	Debentures:
75,000	6.625% due 10/1/28	50,625
50,000	8.900% due 1/15/32	39,500
1,340,000	Notes, 7.450% due 7/16/31	1,001,650
50,000	Senior Notes, 4.950% due 1/15/08	46,613
	General Motors Corp., Senior Debentures:
75,000	8.250% due 7/15/23	54,375
340,000	8.375% due 7/15/33	250,750

	Total Automobiles	1,443,513

Building Products — 1.4%
200,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	208,500
340,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	347,650
225,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	210,375

	Total Building Products	766,525

Capital Markets — 0.5%
130,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due
	6/15/14	144,625
140,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	143,500

	Total Capital Markets	288,125

Chemicals — 5.5%
375,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	398,906
175,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	190,313
	Huntsman International LLC, Senior Subordinated Notes:
124,000	10.125% due 7/1/09	127,720
75,000	7.875% due 1/1/15 (a)	76,125
25,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	28,750
175,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14	182,875

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Chemicals (continued)
	Lyondell Chemical Co., Senior Secured Notes:
$ 59,000	9.500% due 12/15/08	$61,655
100,000	11.125% due 7/15/12	110,250
150,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	164,625
200,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	204,250
365,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	355,875
350,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	365,750
175,000	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	163,625
75,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	78,000
	Resolution Performance Products LLC:
50,000	Secured Notes, 8.000% due 12/15/09	51,750
175,000	Senior Subordinated Notes, 13.500% due 11/15/10	187,906
	Rhodia SA:
16,000	Senior Notes, 10.250% due 6/1/10	18,020
216,000	Senior Subordinated Notes, 8.875% due 6/1/11	223,560

	Total Chemicals	2,989,955

Commercial Services & Supplies — 1.7%
100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due
	7/15/11	95,500
	Allied Waste North America Inc., Senior Notes, Series B:
25,000	9.250% due 9/1/12	27,094
425,000	7.375% due 4/15/14	422,875
150,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	161,250
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12	135,156
75,000	Senior Subordinated Notes, 7.875% due 12/1/13	73,687

	Total Commercial Services & Supplies	915,562

Communications Equipment — 1.3%
550,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	499,125
220,000	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	217,673

	Total Communications Equipment	716,798

Computers & Peripherals — 0.9%
175,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	182,656
	SunGard Data Systems Inc.:
150,000	Senior Notes, 9.125% due 8/15/13 (a)	159,375
115,000	Senior Subordinated Notes, 10.250% due 8/15/15 (a)	121,613

	Total Computers & Peripherals	463,644

Containers & Packaging — 2.4%
200,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	221,000
	Graphic Packaging International Corp.:
25,000	Senior Notes, 8.500% due 8/15/11	24,875
200,000	Senior Subordinated Notes, 9.500% due 8/15/13	188,000
2,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	1,972
150,000	Owens-Brockway Glass Container Inc., Senior Notes, 6.750% due 12/1/14	147,375
50,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	50,875
40,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (b)	42,300
100,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	78,500
250,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	247,500
125,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	116,875
	Tekni-Plex Inc.:
150,000	Senior Secured Notes, 9.750% due 11/15/13 (a)	141,750

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Containers & Packaging (continued)
$ 50,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	$32,500

	Total Containers & Packaging	1,293,522

Diversified Consumer Services — 0.3%
150,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (a)	156,375

Diversified Financial Services — 7.3%
	Alamosa Delaware Inc.:
16,000	Senior Discount Notes, 12.000% due 7/31/09	17,320
162,000	Senior Notes, 11.000% due 7/31/10	181,035
200,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due
	1/15/14	190,500
100,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	100,000
75,000	CitiSteel USA Inc., Notes, 12.480% due 9/1/10 (a)(d)	77,250
640,000	Dow Jones CDX HY, Series 6-T3, 8.125% due 6/29/11 (a)	632,800
	Ford Motor Credit Co., Notes:
490,000	6.625% due 6/16/08	464,010
100,000	7.875% due 6/15/10	93,828
	General Motors Acceptance Corp Notes.:
1,180,000	8.000% due 11/1/31	1,118,140
170,000	6.875% due 8/28/12	157,024
195,000	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125%
	due 6/15/12	216,937
125,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured
	Notes, 9.000% due 7/15/14	129,375
100,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	99,750
149,392	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-
	1, 7.651% due 6/15/15 (a)	151,315
300,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to
	yield 10.030% due 10/1/15	220,500
125,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000%
	due 10/1/14	128,438

	Total Diversified Financial Services	3,978,222

Diversified Telecommunication Services — 2.9%
225,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	269,470
70,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	69,650
100,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500%
	due 5/1/15 (a)	99,500
175,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	185,062
125,000	Intelsat, Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (a)	87,188
65,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	68,738
	Qwest Communications International Inc., Senior Notes:
20,000	7.500% due 2/15/14	20,700
55,000	Series B, 7.500% due 2/15/14	56,925
	Qwest Corp.:
	Debentures:
30,000	7.500% due 6/15/23	30,638
295,000	6.875% due 9/15/33	284,675
375,000	Notes, 8.875% due 3/15/12	420,937

	Total Diversified Telecommunication Services	1,593,483

Electric Utilities — 2.4%
125,000	AES Corp., Senior Notes, 8.750% due 6/15/08	130,937
	Edison Mission Energy, Senior Notes:
175,000	7.730% due 6/15/09	180,250

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Electric Utilities (continued)
$ 275,000	9.875% due 4/15/11	$312,125
225,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	240,750
	Reliant Energy Inc., Senior Secured Notes:
50,000	9.250% due 7/15/10	50,313
375,000	9.500% due 7/15/13	377,344

	Total Electric Utilities	1,291,719

Electronic Equipment & Instruments — 0.3%
75,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	73,875
75,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	65,625

	Total Electronic Equipment & Instruments	139,500

Energy Equipment & Services — 0.3%
176,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (a)	180,400

Food & Staples Retailing — 0.6%
200,000	Jean Coutu Group (PJC) Inc., Senior Subordinated Notes, 8.500% due 8/1/14	184,500
	Rite Aid Corp.:
50,000	Notes, 7.125% due 1/15/07	50,562
100,000	Senior Secured Notes, 7.500% due 1/15/15	97,500

	Total Food & Staples Retailing	332,562

Food Products — 0.8%
	Dole Food Co. Inc.:
75,000	Debentures, 8.750% due 7/15/13	74,063
	Senior Notes:
125,000	7.250% due 6/15/10	118,437
50,000	8.875% due 3/15/11	49,750
200,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due
	12/1/13	199,000

	Total Food Products	441,250

Health Care Equipment & Supplies — 0.2%
125,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due
	6/15/12	132,500

Health Care Providers & Services — 3.9%
200,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	212,000
240,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	242,400
175,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	185,719
	HCA Inc.:
125,000	Debentures, 7.500% due 12/15/23	122,014
	Notes:
275,000	6.375% due 1/15/15	269,026
50,000	6.500% due 2/15/16	48,963
25,000	7.690% due 6/15/25	24,844
200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
	8.750% due 6/15/14	201,000
25,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875%
	due 11/1/11	13,875
	Tenet Healthcare Corp., Senior Notes:
200,000	7.375% due 2/1/13	183,500
270,000	9.875% due 7/1/14	274,725
100,000	6.875% due 11/15/31	80,375
275,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	272,250

	Total Health Care Providers & Services	2,130,691

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Hotels, Restaurants & Leisure — 8.0%
$ 250,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due
	3/1/10	$257,500
125,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	125,313
	Caesars Entertainment Inc., Senior Subordinated Notes:
300,000	8.875% due 9/15/08	321,750
125,000	8.125% due 5/15/11	136,563
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	202,000
300,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.095% due 3/15/14	231,000
225,000	Denny's Holdings Inc., Senior Notes, 10.000% due 10/1/12	233,437
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	175,437
175,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	186,874
150,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due
	11/15/10	162,750
95,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	100,463
200,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	193,000
	MGM MIRAGE Inc.:
	Senior Notes:
75,000	6.750% due 9/1/12	75,281
75,000	6.625% due 7/15/15	74,156
300,000	Senior Subordinated Notes, 9.750% due 6/1/07	313,875
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
125,000	7.125% due 8/15/14	126,563
100,000	6.875% due 2/15/15	99,875
225,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	226,125
225,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	236,812
150,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	153,375
	Six Flags Inc., Senior Notes:
2,000	8.875% due 2/1/10	2,003
75,000	9.625% due 6/1/14	75,938
225,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	245,812
	Station Casinos Inc., Senior Subordinated Notes:
175,000	6.500% due 2/1/14	173,906
25,000	6.875% due 3/1/16	25,250
50,000	6.625% due 3/15/18 (a)	49,125
125,000	Tunica-Biloxi Gaming Authority, Senior Notes, 9.000% due 11/15/15 (a)	130,625

	Total Hotels, Restaurants & Leisure	4,334,808

Household Durables — 1.5%
19,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	18,145
1,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (b)(c)(e)*	0
	Interface Inc.:
125,000	Senior Notes, 10.375% due 2/1/10	137,500
75,000	Senior Subordinated Notes, 9.500% due 2/1/14	77,250
150,000	K Hovnanian Enterprises, Senior Notes, 7.500% due 5/15/16	148,630
200,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000%
	due 11/1/11	209,000
200,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	210,000

	Total Household Durables	800,525

Household Products — 0.5%
	Spectrum Brands Inc., Senior Subordinated Notes:
155,000	8.500% due 10/1/13	144,150
2,000	7.375% due 2/1/15	1,750

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Household Products (continued)
$ 105,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (a)	$100,805

	Total Household Products	246,705

Independent Power Producers & Energy Traders — 3.2%
30,000	AES China Generating Co., 8.250% due 6/26/10	30,189
	AES Corp., Senior Notes:
50,000	9.500% due 6/1/09	54,125
100,000	9.375% due 9/15/10	109,500
150,000	7.750% due 3/1/14	158,250
195,000	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10
	(a)(b)(c)	179,887
125,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11
	(b)(d)	137,500
	Dynegy Holdings Inc.:
100,000	Second Priority Senior Secured Notes, 9.875% due 7/15/10 (a)	110,108
	Senior Debentures:
100,000	7.125% due 5/15/18	92,000
400,000	7.625% due 10/15/26	368,000
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14	76,406
425,000	7.375% due 2/1/16	435,094

	Total Independent Power Producers & Energy Traders	1,751,059

Industrial Conglomerates — 0.5%
350,000	KI Holdings Inc., Senior Discount Notes, step bond to yield 9.936% due
	11/15/14	255,500
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08
	(b)(c)(d)(e)*	0

	Total Industrial Conglomerates	255,500

Machinery — 1.5%
	Case New Holland Inc., Senior Notes:
25,000	9.250% due 8/1/11	26,813
100,000	7.125% due 3/1/14 (a)	99,250
100,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	106,750
50,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	55,000
225,000	Mueller Holdings Inc., Discount Notes, step bond to yield 13.719% due
	4/15/14	184,500
100,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	105,000
250,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	265,000

	Total Machinery	842,313

Media — 10.1%
150,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	155,625
164,342	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	169,272
	CCH I Holdings LLC:
	Senior Accreting Notes:
25,000	13.500% due 1/15/14	15,500
1,125,000	Step bond to yield 16.269% due 5/15/14	590,625
75,000	Step bond to yield 17.441% due 1/15/15	33,375
20,000	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	16,725
100,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due
	11/15/13 (a)	103,000
	CSC Holdings Inc.:
	Debentures:
15,000	7.875% due 2/15/18	15,094
200,000	Series B, 8.125% due 8/15/09	207,500

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Media (continued)
$ 25,000	Senior Debentures, 7.625% due 7/15/18	$24,844
	Senior Notes:
105,000	7.250% due 4/15/12 (a)	103,163
	Series B:
50,000	8.125% due 7/15/09	51,938
50,000	7.625% due 4/1/11	50,500
100,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 9.875% due
	11/15/09	107,250
110,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	93,500
195,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes,
	Series B, 9.875% due 8/15/13	216,694
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
114,000	8.375% due 3/15/13	122,265
250,000	6.375% due 6/15/15	248,125
	EchoStar DBS Corp., Senior Notes:
100,000	6.625% due 10/1/14	97,125
400,000	7.125% due 2/1/16 (a)	395,500
125,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492%
	due 10/15/13	107,187
75,000	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (d)	76,594
100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B,
	10.000% due 7/1/08	84,500
200,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	200,000
225,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	223,875
135,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	132,300
	R.H. Donnelley Corp.:
	Senior Discount Notes:
75,000	Series A-1, 6.875% due 1/15/13 (a)	70,500
125,000	Series A-2, 6.875% due 1/15/13 (a)	117,500
275,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (a)	287,375
50,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due
	12/15/12 (a)	55,688
200,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	211,000
	Rainbow National Services LLC:
260,000	Senior Notes, 8.750% due 9/1/12 (a)	278,200
25,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	28,125
	Rogers Cable Inc.:
50,000	Senior Secured Notes, 6.250% due 6/15/13	49,750
40,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	41,000
175,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due
	3/15/12	179,375
150,000	Videotron Ltd., Senior Notes, 6.375% due 12/15/15	147,562
	Yell Finance BV:
349,000	Senior Discount Notes, step bond to yield 13.160% due 8/1/11	362,087
17,000	Senior Notes, 10.750% due 8/1/11	18,296

	Total Media	5,488,534

Metals & Mining — 0.5%
75,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	83,062
15,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	16,800
25,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)	24,787
125,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	131,250
750,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured
	Notes, 13.750% due 7/15/09 (b)(c)(e)*	0

	Total Metals & Mining	255,899

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Multiline Retail — 0.4%
$ 100,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	$96,000
130,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due
	10/15/15 (a)	138,775

	Total Multiline Retail	234,775

Office Electronics — 0.4%
225,000	Xerox Capital Trust I, 8.000% Exchange Capital Securities due 2/1/27	234,000

Oil, Gas & Consumable Fuels — 6.3%
50,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	51,750
	Chesapeake Energy Corp., Senior Notes:
450,000	6.625% due 1/15/16	451,125
25,000	6.875% due 11/15/20 (a)	25,312
180,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	193,950
	El Paso Corp.:
	Medium-Term Notes:
250,000	7.800% due 8/1/31	252,500
300,000	7.750% due 1/15/32	303,750
200,000	Notes, 7.875% due 6/15/12	209,250
100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	100,000
125,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	128,750
225,000	Kerr-McGee Corp. Notes, 6.875% due 9/15/11	236,353
	Massey Energy Co., Senior Notes:
100,000	6.625% due 11/15/10	102,250
50,000	6.875% due 12/15/13 (a)	49,250
	Petronas Capital Ltd.:
50,000	7.000% due 5/22/12 (a)	53,570
25,000	7.875% due 5/22/22 (a)	29,767
150,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	148,875
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	160,875
	Whiting Petroleum Corp., Senior Subordinated Notes:
150,000	7.250% due 5/1/12	150,187
100,000	7.000% due 2/1/14	99,500
	Williams Cos. Inc.:
	Notes:
475,000	7.875% due 9/1/21	513,000
50,000	8.750% due 3/15/32	58,750
100,000	Senior Notes, 7.625% due 7/15/19	107,000

	Total Oil, Gas & Consumable Fuels	3,425,764

Paper & Forest Products — 1.3%
	Abitibi-Consolidated Inc.:
175,000	Debentures, 8.850% due 8/1/30	157,938
100,000	Notes, 7.750% due 6/15/11	97,000
175,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due
	6/15/14	174,562
75,000	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	72,750
40,000	Domtar Inc., Notes, 5.375% due 12/1/13	33,000
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	187,000

	Total Paper & Forest Products	722,250

Personal Products — 0.6%
125,000	DEL Laboratories Inc., Senior Secured Notes, 9.680% due 11/1/11 (a)(d)	128,750
200,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	210,000

	Total Personal Products	338,750

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Pharmaceuticals — 0.2%
$ 100,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	$98,625

Real Estate — 2.0%
150,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	165,000
500,000	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	494,375
	MeriStar Hospitality Corp., Senior Notes:
100,000	9.000% due 1/15/08	106,500
125,000	9.125% due 1/15/11	145,312
200,000	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 4/1/14	203,000

	Total Real Estate	1,114,187

Semiconductors & Semiconductor Equipment — 0.7%
	Amkor Technology Inc.:
250,000	Senior Notes, 9.250% due 2/15/08	256,250
100,000	Senior Subordinated Notes, 10.500% due 5/1/09	98,500

	Total Semiconductors & Semiconductor Equipment	354,750

Specialty Retail — 1.5%
175,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	183,750
125,000	Doane Pet Care Co., Senior Subordinated Notes, 10.625% due 11/15/15	133,125
30,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	30,900
100,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due
	2/15/15	100,000
75,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	66,281
150,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	147,375
114,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due
	5/15/11	124,688
75,000	Toys "R" Us Inc., Senior Notes, 7.375% due 10/15/18	55,500

	Total Specialty Retail	841,619

Textiles, Apparel & Luxury Goods — 1.1%
100,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B,
	9.750% due 2/15/10	95,000
	Levi Strauss & Co., Senior Notes:
25,000	9.280% due 4/1/12 (d)	26,000
200,000	12.250% due 12/15/12	228,250
50,000	9.750% due 1/15/15	52,875
100,000	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15	97,750
40,000	Russell Corp., Senior Notes, 9.250% due 5/1/10	41,700
125,000	Simmons Co., Senior Discount Notes, 10.000% due 12/15/14	80,625

	Total Textiles, Apparel & Luxury Goods	622,200

Wireless Telecommunication Services — 3.2%
125,000	Centennial Communications Corp., Senior Notes, 10.250% due 1/1/13 (d)	130,000
200,000	Centennial Communications Corp./Centennial Cellular Operating Co.
	LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due
	2/1/14	205,000
800,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	839,604
	SBA Communications Corp.:
20,000	Senior Discount Notes, step bond to yield 9.742% due 12/15/11	19,200
114,000	Senior Notes, 8.500% due 12/1/12	127,110
200,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	219,500

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Wireless Telecommunication Services (continued)
$175,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due
	6/15/12	$197,094

	Total Wireless Telecommunication Services	1,737,508

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $44,777,594)	44,273,367

CONVERTIBLE NOTE — 0.2%
Wireless Telecommunication Services — 0.2%
125,000	American Tower Corp., Notes, 5.000% due 2/15/10
	(Cost — $69,833)	124,375

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (b)(c)(e)*
	(Cost — $493,850)	0

SOVEREIGN BONDS — 9.5%
Argentina — 0.4%
	Republic of Argentina:
205,625	4.889% due 8/3/12 (d)	191,414
65,000	GDP Linked Securities, zero coupon due 12/15/35 (d)	5,980

	Total Argentina	197,394

Brazil — 1.8%
	Federative Republic of Brazil:
105,000	8.750% due 2/4/25	120,750
225,000	8.250% due 1/20/34	248,344
	Collective Action Securities:
53,846	5.188% due 4/15/09 (d)	53,860
229,416	5.250% due 4/15/12 (d)	229,358
115,000	7.875% due 3/7/15	124,401
190,000	8.875% due 10/14/19	220,448

	Total Brazil	997,161

Bulgaria — 0.1%
50,000	Republic of Bulgaria, 8.250% due 1/15/15 (a)	58,625

Chile — 0.1%
80,000	Republic of Chile, 5.500% due 1/15/13	80,126

China — 0.0%
25,000	People's Republic of China, Bonds, 4.750% due 10/29/13	24,008

Colombia — 0.5%
	Republic of Colombia:
75,000	10.750% due 1/15/13	93,375
25,000	11.750% due 2/25/20	35,650
85,000	10.375% due 1/28/33	119,213

	Total Colombia	248,238

Ecuador — 0.1%
75,000	Republic of Ecuador, step bond to yield 9.489% due 8/15/30 (a)	75,844

El Salvador — 0.2%
	Republic of El Salvador:
75,000	7.750% due 1/24/23 (a)	83,438
20,000	8.250% due 4/10/32 (a)	22,700

	Total El Salvador	106,138

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Malaysia — 0.1%
$ 50,000	Federation of Malaysia, 7.500% due 7/15/11	$54,414

Mexico — 1.8%
	United Mexican States:
14,000	7.500% due 1/14/12	15,145
	Medium-Term Notes:
130,000	5.625% due 1/15/17	126,035
	Series A:
528,000	5.875% due 1/15/14	525,756
52,000	6.625% due 3/3/15	54,366
235,000	8.000% due 9/24/22	275,537

	Total Mexico	996,839

Panama — 0.3%
	Republic of Panama:
35,000	7.250% due 3/15/15	37,231
50,000	8.875% due 9/30/27	60,625
30,000	9.375% due 4/1/29	38,175
28,636	PDI, 5.563% due 7/17/16 (d)	28,206

	Total Panama	164,237

Peru — 0.6%
	Republic of Peru:
105,000	9.875% due 2/6/15	124,425
20,000	8.375% due 5/3/16	21,750
120,000	7.350% due 7/21/25	118,170
48,500	FLIRB, 5.000% due 3/7/17 (d)	45,954

	Total Peru	310,299

Philippines — 0.5%
	Republic of the Philippines:
25,000	8.250% due 1/15/14	27,141
205,000	9.375% due 1/18/17	239,337

	Total Philippines	266,478

Poland — 0.1%
55,000	Republic of Poland, Notes, 5.250% due 1/15/14	54,142

Russia — 1.2%
	Russian Federation:
55,000	11.000% due 7/24/18 (a)	78,925
15,000	12.750% due 6/24/28 (a)	26,812
480,000	5.000% due 3/31/30 (a)	526,050

	Total Russia	631,787

South Africa — 0.1%
75,000	Republic of South Africa, 6.500% due 6/2/14	78,656

Turkey — 0.7%
	Republic of Turkey:
25,000	11.750% due 6/15/10	30,125
25,000	11.000% due 1/14/13	31,437
75,000	7.250% due 3/15/15	78,375
225,000	7.000% due 6/5/20	228,375

	Total Turkey	368,312

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE

Ukraine — 0.2%
$ 100,000	Republic of Ukraine, 7.650% due 6/11/13 (a)	$105,000

Uruguay — 0.2%
100,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	104,625

Venezuela — 0.5%
	Bolivarian Republic of Venezuela:
145,000	5.375% due 8/7/10 (a)	140,469
50,000	7.650% due 4/21/25	54,125
45,000	Collective Action Securities, 10.750% due 9/19/13	56,149

	Total Venezuela	250,743

	TOTAL SOVEREIGN BONDS
	(Cost — $4,905,700)	5,173,066

SHARES

ESCROWED SHARES(c)(e)* — 0.0%
1,000,000	Breed Technologies Inc. (b)(c)(e)	0
1,000,000	Pillowtex Corp.	0

	TOTAL ESCROWED SHARES
	(Cost — $0)	0

COMMON STOCKS — 4.1%
CONSUMER DISCRETIONARY — 2.5
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking, Inc. (c)(e)(f)*	0

Household Durables — 0.2%
429,302	Home Interiors of Gifts Inc. (c)(e)*	115,912
3,747	Mattress Discounters Co. (c)(e)*	0

	Total Household Durables	115,912

Media — 2.3%
6,578	Liberty Global Inc., Series A Shares *	134,652
6,578	Liberty Global Inc., Series C Shares *	129,915
32,838	NTL Inc. *	955,914

	Total Media	1,220,481

	TOTAL CONSUMER DISCRETIONARY	1,336,393

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc. (c)(e)*	0

MATERIALS — 0.1%
Chemicals — 0.1%
4,329	Applied Extrusion Technologies Inc., Class B Shares (c)(g)*	38,961

TELECOMMUNICATION SERVICES — 1.5%
Wireless Telecommunication Services — 1.5%
27,786	American Tower Corp., Class A Shares *	842,471

	TOTAL COMMON STOCKS
	(Cost — $1,697,440)	2,217,825

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0
Textiles, Apparel & Luxury Goods — 0.0%
8	Anvil Holdings, Inc., Senior Exchange, Series B, 13.000% (e)*	42

CONSUMER STAPLES — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking, Inc., Cumulative Exchangeable, 13.000% (b)(c)(e)*	0

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	March 31, 2006

SHARES	SECURITY	VALUE

Diversified Financial Services (c)(e)* — 0.0%
803	TCR Holdings Corp., Class B Shares	$1
442	TCR Holdings Corp., Class C Shares	1
1,165	TCR Holdings Corp., Class D Shares	1
2,410	TCR Holdings Corp., Class E Shares	2

	TOTAL FINANCIALS	5

	TOTAL PREFERRED STOCK
	(Cost — $5,174)	47

WARRANTS

WARRANTS(c) — 0.0%
250	Brown Jordan International Inc., Expires 8/15/07 (a)*	2
1,607,813	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest
	in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (b)*	5
780	Mattress Discounters Co., Expires 7/15/07 (a)(e)*	0
6,723	Pillowtex Corp., Expires 11/24/09 (e)*	34

	TOTAL WARRANTS
	(Cost — $23,632)	41

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $51,973,223)	51,788,721

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 5.0%
Repurchase Agreement — 5.0%
$ 2,714,000	Merrill Lynch, Pierce, Fenner & Smith Inc. tri-party repurchase agreement dated
	3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $2,715,083; (Fully
	collateralized by Federal National Mortgage Association Notes, 5.300% due 2/22/11;
	Market value - $2,770,366) (Cost — $2,714,000) (h)	2,714,000

SHARES

Securities Purchased from Securities Lending Collateral — 0.0%
13,762	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $13,762)	13,762

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $2,727,762)	2,727,762

	TOTAL INVESTMENTS — 100.0% (Cost — $54,700,985#)	54,516,483
	Liabilities in Excess of Other Assets — 0.0%	(4,795)

	TOTAL NET ASSETS — 100.0%	$54,511,688

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(b)	Security is currently in default.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principle.
(g)	All or a portion of this security is on loan (See Notes 1 and 2).
(h)	All or a portion of this security is segregated for extended settlements.
#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act").

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited)(continued)

Gross unrealized appreciation	$2,991,630
Gross unrealized depreciation	(3,176,132)

Net unrealized depreciation	$(184,502)

At March 31, 2006, the Fund loaned securities having a market value of $12,952. The Fund received cash collateral amounting to $13,762 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers High Income Fund Inc.

By	/s/_ R. Jay Gerken

Chief Executive Officer

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

Chief Executive Officer

Date: May 26, 2006

By	/s/ Frances M. Guggino

Chief Financial Officer

Date: May 26, 2006